PROVISIONS (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of key demographic hypotheses
Retirement Age Mortality
Retirement Age	62 years (men) and 57 years (women), both with 20 years of service or 30 years of service with no age requirement.
Mortality	RV-08 mortality table “Annuitants Valid” Colombian market.

Long-term Employee Benefits [Member]
Disclosure of defined benefit plans [line items]
Discount rate(s)	7.25%	6.75%
Expected rate(s) of salary increase	6.50%	5.50%